Consolidated Statement of Profit or Loss and Other Comprehensive Income (Loss) (Parenthetical) - CHF (SFr)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Remeasurement of defined benefit plans, tax	SFr 0	SFr 0	SFr 0
Foreign currency translation differences, tax	0	0	0
Income tax relating to components of other comprehensive income	SFr 0	SFr 0	SFr 0